Stock-Based Compensation (Details Narrative) - John Keeler & Co., Inc. [Member] - USD ($)		9 Months Ended
	Mar. 31, 2018	Sep. 30, 2018
Number of share options issued during period		104
Stock option, expected term		5 years
Stock option, volatility		51.76%
Stock option, risk free interest rate		2.84%
Stock option term		10 years
Stock option vesting percentage		47.50%
Stock based compensation		$ 496,293
Employee [Member]
Number of share options issued during period	104